COMMON SHARES (Details) - shares	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Outstanding warrants to purchase common stock	517,732	107,545
Outstanding Options to purchase common stock	5,992	5,992
Approved but not Outstanding Options to purchase common stock		24,429
Unvested Common Stock under the 2014 Incentive Plan	7,406	56,282
Common Stock reserved under the 2016 Incentive Plan	230,769
Option to purchase Common Stock reserved under the 2016 Incentive Plan	115,385
Common Stock reserved under the October 2016 Offering	438,461
Total shares reserved for issuance	1,315,745	194,248